INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

23. INCOME TAXES

INCOME TAX RATE RECONCILIATION

Year ended December 31,	2012	2011	2010
(millions of Canadian dollars)
Earnings before income taxes and extraordinary loss	1,071	2,030	1,008
Combined statutory income tax rate	25.8%	27.2%	28.8%
Income taxes at statutory rate	276	552	290
Increase/(decrease) resulting from:
Deferred income taxes related to regulated operations	(67)	(35)	(62)
Higher/(lower) foreign tax rates	(56)	65	(38)
Tax rates and legislated tax changes	9	1	(15)
Non-taxable items, net	(6)	(16)	(8)
Intercompany sale of investments[1]	56	98	-
Noncontrolling interests in Limited Partnerships	(79)	(130)	55
Other	(5)	(9)	5
Income taxes before extraordinary loss	128	526	227
Effective income tax rate	12.0%	25.9%	22.5%

1

In December 2012 and October 2011, Enbridge and certain wholly-owned subsidiaries of Enbridge sold certain assets to the Fund. As these transactions occurred between entities under common control of the Company, the intercompany gains realized as a result of these transfers have been eliminated, although current income tax expense of $56 million and $98 million remain as a charge to earnings in 2012 and 2011, respectively. The Company retains the benefit of cash taxes paid in the form of increased tax basis of its investment in the underlying entities; however, accounting recognition of such benefit is not permitted until such time as the entities are sold outside of the consolidated group.

COMPONENTS OF PRETAX EARNINGS AND INCOME TAXES

Year ended December 31,	2012	2011	2010
(millions of Canadian dollars)
Earnings before income taxes and extraordinary loss
Canada	1,041	694	759
United States	(177)	1,203	118
Other	207	133	131
	1,071	2,030	1,008
Current income taxes
Canada	130	194	(24)
United States	35	(30)	43
Other	3	(6)	5
	168	158	24
Deferred income taxes
Canada	160	30	136
United States	(200)	338	67
	(40)	368	203
Total income taxes before extraordinary loss	128	526	227

COMPONENTS OF DEFERRED INCOME TAXES

Deferred tax assets and liabilities are recognized for the future tax consequences of differences between carrying amounts of assets and liabilities and their respective tax bases. Major components of deferred income tax assets and liabilities are:

December 31,	2012	2011
(millions of Canadian dollars)
Deferred income tax liabilities
Property, plant and equipment	(1,325)	(1,499)
Investments	(1,479)	(973)
Regulatory liabilities	(221)	(197)
Other	(144)	(117)
Total deferred income tax liabilities	(3,169)	(2,786)
Deferred income tax assets
Financial instruments	380	37
Pension and OPEB plans	180	145
Loss carryforwards	161	174
Other	51	29
Total deferred income tax assets	772	385
Less valuation allowance	(27)	(45)
Total deferred income tax assets, net	745	340
Net deferred income tax liabilities	(2,424)	(2,446)
Presented as follows:
Assets
Accounts receivable and other (Note 7)	167	135
Deferred income taxes	10	41
Total deferred income tax assets	177	176
Liabilities
Accounts payable and other (Note 15)	-	(7)
Deferred income taxes	(2,601)	(2,615)
Total deferred income tax liabilities	(2,601)	(2,622)
Net deferred income tax liabilities	(2,424)	(2,446)

Valuation allowances have been established for certain loss and credit carryforwards that reduce deferred income tax assets to an amount that will more likely than not be realized.

At December 31, 2012, the Company recognized the benefit of unused tax loss carryforwards of $183 million (2011 - $214 million) in Canada which start to expire in 2022 and beyond.

At December 31, 2012, the Company recognized the benefit of unused tax loss carryforwards of $222 million (2011 - $187 million) in the United States which start to expire in 2022 and beyond.

The Company has not provided for deferred income taxes on $548 million (2011 - $524 million) of foreign subsidiaries’ undistributed earnings as at December 31, 2012 as such earnings are intended to be indefinitely reinvested in the operations and potential acquisitions. Upon distribution of these earnings in the form of dividends or otherwise, the Company would be subject to income taxes. It is not practicable to determine the income tax liability that might be incurred if these earnings were to be distributed.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of Income taxes. Income tax expense for the year ended December 31, 2012 included $1 million (2011 - $1 million; 2010 - $2 million recovery) of interest and penalties. As at December 31, 2012, interest and penalties of $10 million (2011 - $9 million) have been accrued.

The Company and one or more of its subsidiaries are subject to taxation in Canada, the United States and other foreign jurisdictions. The Company is under examination by certain tax authorities for the 2007 to 2011 tax years. The material jurisdictions in which the Company is subject to potential examinations include the United States (Federal and Texas) and Canada (Federal, Alberta and Ontario).

UNRECOGNIZED TAX BENEFITS

Year ended December 31,	2012	2011
(millions of Canadian dollars)
Unrecognized tax benefits at beginning of year	18	17
Gross increases for tax positions of current year	38	3
Gross decreases for tax positions of prior years	3	(1)
Reduction for lapse of statute of limitations	(5)	(1)
Unrecognized tax benefits at end of year	54	18

The unrecognized tax benefits at December 31, 2012, if recognized, would affect the Company’s effective income tax rate. The gross increases for current year positions included $16 million in respect of filing positions based on substantively enacted tax law and $22 million in respect of a request for refund of Texas Gross Margin Tax. Although U.S. GAAP only permits recognition of tax positions based on enacted law it is widely accepted by the Canadian tax authorities to file and remit taxes based on substantively enacted tax law. It is anticipated that the law will be enacted in 2013.